Taxes - Provision by Geographic Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Provision for/(benefit from) income taxes	$ 1,176	$ (626)	$ 124
U.S. operations
Taxes
Provision for/(benefit from) income taxes	(574)	(2,272)	(969)
Non-U.S. operations
Taxes
Provision for/(benefit from) income taxes	$ 1,750	$ 1,645	$ 1,093